INVESTMENTS ACQUISITIONS GOODWILL AND INTANGIBLE ASSET (Details 2)	12 Months Ended
Dec. 31, 2021 $ / shares
INVESTMENTS ACQUISITIONS GOODWILL AND INTANGIBLE ASSETS (Tables)
Dividend yields	0.00%
Exercise price based on 10-day VWAP for the common stock	$ 1.47
Volatility	136.80%
Risk free rate	0.18%